Income Taxes - Schedule of Pretax Loss from Domestic and Foreign Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
US loss before income taxes			$ (132,585)	$ (56,439)
Foreign income before income taxes			7,745	1,901
Loss before income taxes	$ (22,321)	$ (15,618)	$ (124,840)	$ (54,538)